Summary of Significant Accounting Polices - Summary of Information About Company Principal Subsidiaries (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Income from government grants before income taxes		R$ 192,686
Avon Products, Inc
Statement [Line Items]
Direct ownership		100.00%	0.00%	0.00%
Natura Cosméticos S.A. [Member]
Statement [Line Items]
Direct ownership	100.00%	100.00%	100.00%	0.00%
Natura &Co International S.à r.l.
Statement [Line Items]
Direct ownership		100.00%	0.00%	0.00%